Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of interest rate risk on NOK 2024 Bonds

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

Schedule of expected cash flows for non-derivative financial liabilities

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2021
Trade accounts payable		$15,770	122	—	—	—	15,892
Amounts due to related parties		27	—	—	—	—	27
Other payables and accruals*		22,513	42,026	17,893	—	—	82,432
Other non-current liabilities*		—	—	—	814	1,314	2,128
Variable interest loans	2.33%	39,834	41,548	227,108	2,135,245	1,186,584	3,630,319
Bonds		—	323,503	5,082	115,817	—	444,402
Lease liabilities		3,775	7,199	32,220	174,048	166,582	383,824
Total		$81,919	414,398	282,303	2,425,924	1,354,480	4,559,024
December 31, 2022
Trade accounts payable		$18,848	877	—	—	—	19,725
Amounts due to related parties		26	—	—	—	—	26
Other payables and accruals*		37,471	31,797	25,352	—	—	94,620
Other non-current liabilities*		—	—	—	1,458	1,402	2,860
Variable interest loans	6.41%	35,718	126,423	288,527	2,288,419	929,869	3,668,956
Bonds		—	1,808	26,819	200,005	350,873	579,505
Lease liabilities		5,350	10,192	45,989	197,221	150,504	409,256
Total		$97,413	171,097	386,687	2,687,103	1,432,648	4,774,948
*	Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2021
Interest rate swaps	605	1,138	23,877	28,263	1,217	55,100
Cross currency swaps	—	(76)	(430)	(1,961)	—	(2,467)
Forward foreign exchange contracts	175	345	427	—	—	947
Total	780	1,407	23,874	26,302	1,217	53,580
December 31, 2022
Interest rate swaps	4,711	—	18,398	14,174	319	37,602
Cross currency swaps	—	(363)	(2,229)	(5,964)	—	(8,556)
Forward foreign exchange contracts	136	1,311	1,163	—	—	2,610
Total	4,847	948	17,332	8,210	319	31,656

Summary of credit risk exposure

	As of December 31,
	2021	2022
Cash and cash equivalents	282,246	368,286
Short-term cash deposits	—	36,000
Trade and other receivables	28,595	22,897
Amounts due from related parties	18	61
Derivative financial instruments	2,509	38,608